Merger (Tables)	6 Months Ended
Jun. 30, 2024
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization
The following table presents the total flyExclusive Common Stock outstanding immediately after the closing of the Merger:

Number of Shares
Exchange of EGA Class A Common stock subject to possible redemption for flyExclusive Class A common stock	1,306,922
Exchange of EGA Class A common stock not subject to possible redemption held by EGA Sponsor for flyExclusive Class A common stock	5,624,000
Exchange of EGA Class B common stock held by EGA Sponsor for flyExclusive Class A common stock	1,000
Exchange of EGA public warrants for flyExclusive Class A common stock	95,333
Subtotal - Merger, net of redemptions	7,027,255
flyExclusive Class B common stock held by LGM Existing Equityholders	59,930,000
Conversion of Bridge Notes held by affiliates of EGA Sponsor into shares of flyExclusive Class A common stock	8,326,712
Conversion of Bridge Notes held by non-affiliates into shares of flyExclusive Class A common stock	1,223,562
flyExclusive Class A common stock held by third party in accordance with execution of Non-Redemption Agreement	70,000
Total - flyExclusive Class A common stock and Class B common stock outstanding as a result of Merger	76,577,529
The following table presents the total flyExclusive Common Stock outstanding immediately after the closing of the Merger:

Number of Shares
Exchange of EGA Class A Common stock subject to possible redemption for flyExclusive Class A common stock	1,306,922
Exchange of EGA Class A common stock not subject to possible redemption held by EGA Sponsor for flyExclusive Class A common stock	5,624,000
Exchange of EGA Class B common stock held by EGA Sponsor for flyExclusive Class A common stock	1,000
Exchange of EGA public warrants for flyExclusive Class A common stock	95,333
Subtotal - Merger, net of redemptions	7,027,255
flyExclusive Class B common stock held by LGM Existing Equityholders	59,930,000
Conversion of Bridge Notes held by affiliates of EGA Sponsor into shares of flyExclusive Class A common stock	8,326,712
Conversion of Bridge Notes held by non-affiliates into shares of flyExclusive Class A common stock	1,223,562
flyExclusive Class A common stock held by third party in accordance with execution of Non-Redemption Agreement	70,000
Total - flyExclusive Class A common stock and Class B common stock outstanding as a result of Merger	76,577,529